Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Equity-accounted Investees
Schedule of equity accounted investees

€’000
Interest in joint venture
January 1, 2022	-
Investment during the year	628
Loss for the year attributable to the Group	(628)
December 31, 2022	-
Investment during the year	245
Loss for the year attributable to the Group	(245)
December 31, 2023	-